Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Estimated Useful Lives of Assets

Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furniture and fixtures	3 to 21 years

Summary of Estimated Useful Lives of Intangible Assets

Amortization is provided on a straight-line basis over estimated useful lives of the intangible assets as per details below

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles–Dealer network	20 years
Intellectual property rights	3 to 10 years
Software	1 to 8 years

Summary of Expected Impact on Initial Application of IFRS 9

The expected impact on initial application of IFRS 9 is summarized below,

				(Rs. in millions)
	Changes as at March 31,			Reason for change
Balance sheet item	2016 (unaudited)	2017 (unaudited)	2018 (unaudited)
Retained Earnings	3,179.0	(82.0)	(1,432.4)	Time value of options recognized in Hedge Reserve as per IFRS 9
Hedge reserve	837.6	8,490.6	7,088.9	Cross currency basis spread adjustment recognized in cost of Hedge Reserve as per IFRS 9
Cost of hedge reserve	(4,016.6)	(8,408.6)	(5,656.5)	Time value of options and cross currency basis spread adjustment recognized as a separate component of OCI